BORROWINGS - Term Loan, Revolving Credit Facility, and Loan Agreement (Details) $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2021 USD ($)	Oct. 31, 2021 USD ($) item	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)
Line of Credit Facility [Line Items]
Net proceeds			$ 900
Number of consecutive fiscal quarters | item		4
Net leverage ratio		3.50
IBM
Line of Credit Facility [Line Items]
Net proceeds		$ 900
Term Loan
Line of Credit Facility [Line Items]
Aggregate principal amount		$ 500
Credit facility term		3 years
Amount drawn	$ 500
Revolving Credit Facility
Line of Credit Facility [Line Items]
Aggregate principal amount		$ 3,150
Loan Agreement | IBM
Line of Credit Facility [Line Items]
Aggregate principal amount				$ 140